Vessels (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward	Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2022	$4,782,886	$135,471	$4,918,357
Additions (1)	20,426	19,807	40,233
Disposal of vessels (2)	(758,250)	(22,641)	(780,891)
Write-offs (3)	—	(14,996)	(14,996)
As of December 31, 2022	4,045,062	117,641	4,162,703

Accumulated depreciation and impairment
As of January 1, 2022	(1,020,407)	(55,879)	(1,076,286)
Charge for the period	(145,140)	(22,868)	(168,008)
Disposal of vessels (2)	136,581	6,560	143,141
Reversal of previously recorded impairment	12,708	—	12,708
Write-offs (3)	—	14,996	14,996
As of December 31, 2022	(1,016,258)	(57,191)	(1,073,449)
Net book value
As of December 31, 2022	$3,028,804	$60,450	$3,089,254

Cost
As of January 1, 2021	$4,773,502	$132,474	$4,905,976
Additions (1)	9,384	27,266	36,650
Write-offs (3)	—	(24,269)	(24,269)
As of December 31, 2021	4,782,886	135,471	4,918,357

Accumulated depreciation and impairment
As of January 1, 2021	(849,355)	(53,733)	(903,088)
Charge for the period	(171,052)	(26,415)	(197,467)
Write-offs (3)	—	24,269	24,269
As of December 31, 2021	(1,020,407)	(55,879)	(1,076,286)
Net book value
As of December 31, 2021	$3,762,479	$79,592	$3,842,071
(1)Additions in 2022 and 2021 primarily relate to the drydock, BWTS, and scrubber costs incurred on certain of our vessels.
(2)Represents the net book value of 17 vessels, consisting of three LR2s (STI Savile Row, STI Carnaby and STI Nautilus), 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision), and two MRs (STI Fontvieille and STI Benicia) which were sold during the year ended December 31, 2022. These transactions are described below.
(3)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.

Summary of cost capitalized	The following is a summary of the items that were capitalized during the years ended December 31, 2022 and 2021:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber (2)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
For the year ended December 31, 2022	$19,657	$150	$19,807	$14,386	$5,522	$347	$171	$20,426
For the year ended December 31, 2021	27,116	150	27,266	4,073	190	4,945	176	9,384
(1)Additions during the years ended December 31, 2022 and 2021 include new costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
(2)For a newly installed scrubber, a notional component of approximately 10% is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that we will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs are recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date. For the year ended December 31, 2022, we did not allocate the notional component of the scrubber installation costs for those vessels that were sold during the period..
Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2022 (1):

As of December 31,
Amounts in thousands of US dollars	2022
Less than 1 month	$129
1-3 months	2,892
3 months to 1 year	9,054
1-5 years	1,526
5+ years	—
Total	$13,601
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.
Schedule of collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $3.1 billion at December 31, 2022 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements, which includes right of use assets that are accounted for under IFRS 16 (and are further described in Note 6), along with the respective borrowing or lease financing facility (which are described in Note 12) as of December 31, 2022:

Credit Facility	Vessel Name
IFRS 16 - Leases - $670.0 Million	STI Lobelia, STI Lotus, STI Lily, STI Lavender, STI Magic, STI Mystery, STI Marvel, STI Magnetic, STI Millenia, STI Magister, STI Mythic, STI Marshall, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus
2019 DNB / GIEK Credit Facility	STI Condotti, STI Sloane
2020 $225.0 Million Credit Facility	STI Spiga, STI Kingsway
2020 TSFL Lease Financing	STI Galata, STI La Boca
2020 CMBFL Lease Financing	STI Bosphorus, STI Leblon
2020 SPDBFL Lease Financing	STI San Telmo, STI Donald C Trauscht, STI Esles II, STI Jardins
2021 AVIC Lease Financing	STI Memphis, STI Soho, STI Osceola, STI Lombard
2021 CMBFL Lease Financing	STI Brixton, STI Comandante, STI Finchley, STI Pimlico, STI Westminster
2021 TSFL Lease Financing	STI Black Hawk, STI Pontiac, STI Notting Hill
2021 CSSC Lease Financing	STI Jermyn, STI Grace
2021 $146.3 Million Lease Financing	STI Rotherhithe, STI Broadway, STI Hammersmith, STI Winnie, STI Lauren, STI Connaught
2021 Ocean Yield Lease Financing	STI Gallantry, STI Guard
2022 AVIC Lease Financing	STI Oxford, STI Selatar, STI Gramercy, STI Queens
AVIC Lease Financing	STI Ville, STI Brooklyn, STI Rose, STI Rambla
BCFL Lease Financing (LR2s)	STI Solace, STI Solidarity, STI Stability
BCFL Lease Financing (MRs)	STI Amber, STI Topaz, STI Ruby, STI Garnet, STI Onyx
BNPP Sinosure Credit Facility	STI Elysees, STI Fulham, STI Hackney, STI Orchard, STI Park
CSSC Lease Financing	STI Goal, STI Guide, STI Gauntlet, STI Gladiator, STI Gratitude
Hamburg Commercial Credit Facility	STI Poplar, STI Veneto
Ocean Yield Lease Financing	STI Sanctity, STI Steadfast, STI Supreme, STI Symphony
Prudential Credit Facility	STI Acton, STI Camden, STI Clapham
IFRS 16 - Leases - 3 MR	STI Beryl, STI Larvotto, STI Le Rocher

The below table is a summary of vessels with an aggregate carrying value of $0.7 billion which were unencumbered at December 31, 2022:

Vessel Name
Unencumbered	STI Alexis, STI Duchessa, STI Mayfair, STI San Antonio, STI St. Charles, STI Yorkville, STI Milwaukee, STI Battery, STI Tribeca, STI Bronx, STI Manhattan, STI Seneca, STI Madison, STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI Battersea, STI Wembley, STI Texas City, STI Meraux